Equity Incentive Plan - Schedule of Non-vested Options (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Granted	951,300		2,417,600
Tyme Technologies, Inc. and Subsidiaries [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Non-vested options at beginning		4,355,171
Granted		3,862,388
Vested		(446,522)
Cancelled/Forfeited		(2,596,564)
Non-vested options at ending	5,174,473	5,174,473		4,355,171
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Non-vested options at beginning		$ 0.91
Granted		1		$ 0.89
Vested		0.95
Cancelled/Forfeited		0.99
Non-vested options at ending	$ 0.93	$ 0.93		$ 0.91